Investments in joint ventures	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
16. Investments in joint ventures

	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Accumulated losses of joint ventures	$20,746	$25,886

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the GDF Suez Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Time charter revenues	$84,330	86,544	$85,396
Accrual historical boil-off claim	(23,700)	—	—
Total revenues	60,630	86,544	85,396
Operating expenses	(17,256)	(18,213)	(18,986)
Depreciation and amortization	(20,244)	(19,666)	(19,070)
Operating income	23,130	48,665	47,340
Unrealized gain (loss) on derivative instruments	14,388	14,183	18,492
Other financial expense, net	(27,854)	(30,220)	(32,202)
Net income (loss)	$9,664	32,628	$33,630
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	4,832	16,314	16,815
Eliminations	307	308	308
Equity in earnings (losses) of joint ventures	$5,139	16,622	$17,123

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016
Cash and cash equivalents	$8,100	$9,506
Restricted cash	8,520	8,458
Other current assets	2,012	4,492
Total current assets	18,632	22,456
Restricted cash	25,208	25,107
Vessels, net of accumulated depreciation	547,993	567,187
Total long-term assets	573,201	592,294
Current portion of long-term debt	25,003	23,503
Amounts and loans due to owners and affiliates	314	13,654
Derivative instruments	10,649	13,588
Other current liabilities	37,725	20,145
Total current liabilities	73,691	70,890
Long-term debt	429,307	453,957
Loans due to owners and affiliates	6,526	1,887
Derivative instruments	68,085	79,533
Other long-term liabilities	39,006	42,929
Total long-term liabilities	542,924	578,306
Net liabilities	$(24,782)	$(34,446)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(12,391)	(17,223)
Eliminations	(8,355)	(8,663)
Accumulated losses of joint ventures	$(20,746)	$(25,886)